Note 8 - Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deposits Assets Disclosure Noncurrent [Abstract]
Time Deposits, $100,000 or More	$ 21.6	$ 25.4
Related Party Deposit Liabilities	$ 6.1	$ 7.9